Post-Employee Benefit Obligations - Summary of Reconciliation of Asset Ceiling (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Foreign currency translation differences	$ 695,254	$ 112,309
Effect of Asset Ceiling
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	49,780	21,463
Interest on assets not recognized	2,936	2,016
Other changes in assets not recognized due to asset limit	(26,886)	27,679
Foreign currency translation differences	(11,077)	(1,378)
Ending balance	$ 14,753	$ 49,780